THE AUTHORIZATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
THE AUTHORIZATION OF FINANCIAL STATEMENTS	THE AUTHORIZATION OF FINANCIAL STATEMENTS The accompanying consolidated financial statements were authorized for issuance by the management on April 16, 2026.